CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, no par value
Preferred stock, authorized	20,000,000	20,000,000
Common stock, no par value
Common stock, authorized	80,000,000	80,000,000
Common stock, issued	9,100,890	9,053,360
Common stock, outstanding	9,100,890	9,053,360
Series A, Fixed Rate Cumulative Perpetual Preferred Stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred Stock, shares issued	31,260	31,260
Preferred stock, shares outstanding	31,260	31,260
Series B, Mandatorily Convertible Non-Voting Preferred Stock
Preferred Stock, stated value	$ 10	$ 10
Preferred Stock, shares issued	1,804,566	1,804,566
Preferred stock, shares outstanding	1,804,566	1,804,566